PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Comprehensive Loss
Net loss	¥ (276,412)	¥ (98,584)	¥ (129,999)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(130,131)	(118,491)	4,114
Comprehensive loss	(406,543)	(217,075)	(125,885)
Parent Company
Condensed Statements of Comprehensive Loss
Net loss	(276,412)	(98,584)	(129,999)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(130,131)	(118,491)	4,114
Comprehensive loss	¥ (406,543)	¥ (217,075)	¥ (125,885)